Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Summary of estimated useful lives of the Property and equipment, net

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Leasehold improvement	Shorter of their useful life and the lease term

Summary of estimated useful lives of intangible assets

Licenses	5 years
Software	10 years
Content	5 years
Brand name	10 years
Technology	5 years